Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of significant related party transactions	Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
Revenue

		Six months ended June 30,
	Description	2024	2025
CyberLink	Revenue-others (service revenue)	$19	$16
Other payables

	December 31, 2024	June 30, 2025
CyberLink	$22	$36
CyberLink-Japan	24	28
	$46	$64
Operating expenses

		Six months ended June 30,
	Description	2024	2025
CyberLink	Management service fee	$26	$19
Rent expense

	Six months ended June 30,
	2024	2025
CyberLink-Japan	$39	$40
Acquisition of right-of-use assets:

	Six months ended June 30,
	2024	2025
CyberLink	$—	$400
ClinJeff	82	—
	$82	$400
Outstanding balance:

	December 31, 2024	June 30, 2025
Total lease liabilities	$202	$440
Less: Current portion (shown as ‘current lease liabilities’)	(189)	(254)
	$13	$186
Interest expense

	Six months ended June 30,
	2024	2025
CyberLink	$4	$2

Schedule of key management compensation	Key management compensation

	Six months ended June 30,
	2024	2025
Salaries and other short-term employee benefits	$1,458	$1,505
Share-based payment	177	155
Post-employment benefits	5	5
	$1,640	$1,665